Cash Flow Information (Details) - Schedule of Cash Flow Information - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
(a) Reconciliation of Net Loss to Net Cash Flows Used In Operations
Net loss	$ (13,806,515)	$ (12,847,061)	$ (15,309,353)
Non-cash items
Depreciation of property and equipment	37,854	17,848	18,662
Depreciation on leased assets	64,409	36,366	56,707
Others		61	(145)
Share-based payment expenses	966,571	1,506,122	1,884,763
Foreign exchange (gain)/loss	(917,650)	(2,813,635)	426,782
Fixed Asset Write Off	10,232
Changes in assets and liabilities
(Increase)/Decrease in trade and other receivables	(3,940,343)	(447,684)	(4,216,356)
(Increase)/Decrease in other current assets	(968,207)	(516,176)	(517,617)
Increase/(Decrease) in trade and other payables	(1,560,873)	2,604,001	432,905
(Decrease) in other current liabilities
Increase/(Decrease) in provision for employee entitlements	78,685	122,884	(106,417)
Net cash flows used in operating activities	(20,035,837)	(12,337,274)	(17,330,069)
Cash and cash equivalents balance comprises:
cash and cash equivalents on hand	15,773,783	34,806,799	28,115,516
Closing cash and cash equivalents balance	$ 15,773,783	$ 34,806,799	$ 28,115,516